Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total RPM International Inc. Equity	Non- Controlling Interests
Beginning Balance (in shares) at May. 31, 2012		131,555,000
Beginning Balance at May. 31, 2012	$ 1,313,983	$ 1,316	$ 742,895	$ (69,480)	$ (177,893)	$ 686,818	$ 1,183,656	$ 130,327
Net income	109,851					98,603	98,603	11,248
Other comprehensive income	27,331				18,640		18,640	8,691
Dividends paid	(117,647)					(117,647)	(117,647)
Other noncontrolling interest activity			(3,809)				(3,809)	3,809
Stock option exercises (in shares)		307,000
Stock option exercises	7,288	$ 3	7,285				7,288
Stock compensation expense, shares granted less shares returned for taxes (in shares)		734,000
Stock compensation expense, shares granted less shares returned for taxes	14,127	$ 7	17,134	(3,014)			14,127
Ending Balance (in shares) at May. 31, 2013		132,596,000
Ending Balance at May. 31, 2013	1,354,933	$ 1,326	763,505	(72,494)	(159,253)	667,774	1,200,858	154,075
Net income	305,984					291,660	291,660	14,324
Other comprehensive income	7,846				2,371		2,371	5,475
Dividends paid	(125,743)					(125,743)	(125,743)
Other noncontrolling interest activity			(21,876)				(21,876)	21,876
Stock option exercises (in shares)		241,000
Stock option exercises	11,937	$ 3	11,934				11,937
Stock compensation expense, shares granted less shares returned for taxes (in shares)		436,000
Stock compensation expense, shares granted less shares returned for taxes	10,659	$ 4	23,561	(12,906)			10,659
Equity component convertible bond	13,470		13,470				13,470
Deferred financing convertible bond	(492)		(492)				(492)
Ending Balance (in shares) at May. 31, 2014		133,273,000
Ending Balance at May. 31, 2014	1,578,594	$ 1,333	790,102	(85,400)	(156,882)	833,691	1,382,844	195,750
Net income	228,328					239,484	239,484	(11,156)
Other comprehensive income	(232,239)				(227,653)		(227,653)	(4,586)
Dividends paid	(136,179)					(136,179)	(136,179)
Other noncontrolling interest activity	(668)							(668)
Increase in equity ownership of SPHC	$ (145,143)		41,724		(9,600)		32,124	(177,267)
Shares repurchased (in shares)	(595,106)	(595,000)
Shares repurchased	$ (27,588)	$ (6)	6	(27,588)			(27,588)
Stock option exercises (in shares)		59,000
Stock option exercises	8,561	$ 1	8,560				8,561
Stock compensation expense, shares granted less shares returned for taxes (in shares)		466,000
Stock compensation expense, shares granted less shares returned for taxes	19,799	$ 4	31,735	(11,940)			19,799
Ending Balance (in shares) at May. 31, 2015		133,203,000
Ending Balance at May. 31, 2015	$ 1,293,465	$ 1,332	$ 872,127	$ (124,928)	$ (394,135)	$ 936,996	$ 1,291,392	$ 2,073